Offerings	Nov. 13, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	481,784,346
Maximum Aggregate Offering Price	$ 7,233,578,308.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 998,957.16
Rule 457(f)	true
Amount of Securities Received | shares	194,660,342
Value of Securities Received, Per Share | $ / shares	37.16
Value of Securities Received	$ 7,233,578,308.72
Fee Note MAOP	$ 7,233,578,308.72
Offering Note

(1)
The number of shares of common stock, par value $0.01, of Huntington Bancshares Incorporated (“Huntington” and, such shares, the “Huntington Common Stock”) being registered is based upon (i) an estimate of the maximum number of shares of common stock, par value $2.50 per share, of Cadence Bank (“Cadence” and, such shares, the “Cadence Common Stock”) outstanding as of October 23, 2025, or issuable or expected to be exchanged in connection with the merger of Cadence with and into The Huntington National Bank, a wholly owned subsidiary of Huntington (“Huntington National Bank”), with Huntington National Bank as the surviving bank (the “Merger”), pursuant to the Agreement and Plan of Merger, dated as of October 26, 2025, by and among Huntington, Huntington National Bank, and Cadence (the “Merger Agreement”), which collectively is equal to 194,660,342, multiplied by (ii) the exchange ratio of 2.475 shares of Huntington Common Stock for each share of Cadence Common Stock.

(4)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price is (i) the average of the high and low prices of Cadence Common Stock as reported on the New York Stock Exchange (the “NYSE”) on November 4, 2025 ($37.16 per share) multiplied by (ii) the estimated maximum number of shares of Cadence Common Stock to be converted in the merger (194,660,342 shares).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	5.50% Non-Cumulative Perpetual Preferred Stock Series [L], par value $0.01 per share
Amount Registered | shares	6,900
Maximum Aggregate Offering Price	$ 150,627,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,801.59
Amount of Securities Received | shares	6,900,000
Value of Securities Received, Per Share | $ / shares	21.83
Value of Securities Received	$ 150,627,000
Fee Note MAOP	$ 150,627,000
Offering Note

(2)
The number of shares of 5.50% Non-Cumulative Perpetual Preferred Stock Series [L], par value $0.01 per share, of Huntington (“Huntington Preferred Stock”) being registered is based on the number of shares of Cadence 5.50% non-cumulative perpetual preferred stock series A (“Cadence Preferred Stock”) outstanding as of October 23, 2025, and the exchange of each such share for a share of Huntington Preferred Stock pursuant to the Merger Agreement.

(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f) under the Securities Act. The aggregate offering price is (i) the average of the high and low prices of shares of the Cadence Preferred Stock as reported on the NYSE on November 4, 2025 ($21.83 per share) multiplied by (ii) the estimated maximum number of shares of Cadence Preferred Stock to be converted in the merger (6,900,000).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Depositary Shares each representing a 1/1000th interest in a share of Huntington Series [L] preferred stock
Amount Registered | shares	6,900,000
Amount of Registration Fee	$ 0
Offering Note

(3)
The number of depositary shares each representing 1/1000th of an interest in a share of Huntington Preferred Stock (the “Depositary Shares”) being registered is based on the number of underlying shares of Huntington Preferred Stock being issued pursuant to the Merger Agreement. No separate registration fee will be payable in respect of such Depositary Shares.